Loans and financing	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Loans and financing
20	Loans and financing

		Contractual	Effective
	Currency	interest rate - %	interest rate - %	Maturity		12.31.2022	12.31.2021

Other currencies:
Guaranteed notes	US$	5.05% to 6.95% p.a.	5.05% to 7.42% p.a.	2028	(i)	2,643.2	3,283.5
		4.42%% to 4.50% p.a.	4.42% to 4.50% p.a.	2030		24.4	187.3
Working capital		Libor 1M + 1.30% p.a.	Libor 1M + 1.30% p.a.	2023		8.4	50.2
	US$	Libor 1M + 1.40%	Libor 1M + 1.40%	2023		1.10	—
		Libor 6M + 2.60% p.a.	Libor 6M + 2.60% p.a.	2027		101.90	100.8
		SOFR + 0.75%	SOFR + 3.02%	2029		50.20	—
	Euro	Euribor 12 M + 1.3080% p.a.	Euribor 12 M + 1.3080% p.a.	2026		4.4	26.1
		2.44% p.a. to 4.00%p.a.	2.44% p.a. to 4.00%p.a.	2023		26.9	—
Export financing	US$	Libor 3 M +1.76% p.a.	Libor 3 M +1.76% p.a.	2024	(ii)	301.3	313.2
Property. plant and equipment	US$	SIFMA + 3.66%	SIFMA + 3.66%	2035		21.1	37.7
Others	US$	10.5% p.a.	10.5% p.a.	2028		10.0	9.8

						3,192.9	4,008.6

In local currency:
Working capital	R$	CDI + 2.60% p.a.	CDI + 2.60% p.a.	2026		4.0	3.6
Project development		3.5 % p.a.	3.5% p.a.	2023		6.3	14.1
		IPCA + 5.92% p.a.	IPCA + 5.92% p.a.	2027		—	0.6

						10.3	18.3

Total						3,203.2	4,026.9

Current portion						308.5	574.2
Non-current portion						2,894.7	3,452.7

(i)	Issuance of Bonds:
Between August and September 2013, through its subsidiary Embraer Overseas Limited, Embraer made an offer to exchange existing bonds maturing in 2017 (settled in January 2017) and 2020 for “New Notes” maturing in 2023. In the case of bonds maturing in 2017, the exchange offer resulted in US$ 146.4 of the aggregate principal of existing notes and US$ 337.2 of the aggregate principal of the 2020 Notes, representing approximately 54.95% of the Notes exchanged. The total of the exchange offer, considering the effects of the exchange price on the negotiations and the total New Notes issued closed at approximately US$ 540.5 in principal at a rate of 5.696% p.a., maturing on September 16, 2023. The Company repurchased part of the outstanding securities in the amount of US$ 82.3 in September 2020, US$ 18.9 in December 2021 and US$ 228.6 in March 2022, remaining the outstanding balance of US$ 210.8 and the other conditions unchanged. The principal repurchased was extinct and derecognized as loans and financing. The operation is fully and unconditionally guaranteed by the Company.
In June 2015, the Company’s wholly owned finance subsidiary Embraer Netherlands Finance B.V, which only performs financial operations, issued US$ 1,000.0 in guaranteed notes at 5.05% p.a., due on June 15, 2025. This operation is fully and unconditionally guaranteed by the Company. Embraer Netherlands Finance B.V is a wholly owned subsidiary of Embraer, whose objective is to perform financial operations. The Company repurchased part of the outstanding securities in the amount of US$ 43.0, remaining the outstanding balance of US$ 957.0 in December 2022 and the other conditions unchanged. The principal repurchased was extinct and derecognized as loans and financing on December 31, 2022.
In
February 2017, Embraer Netherlands Finance B.V., Embraer subsidiary, issued an offering of US$ 750.0 with a nominal interest rate of 5.40% p.a. maturing February 1, 2027. The operations are fully and unconditionally guaranteed by the Company. Embraer Netherlands Finance B.V. is a wholly owned subsidiary of Embraer, whose objective is to perform financial operations. The Company repurchased part of the outstanding securities in the amount of US$ 20.0, remaining the outstanding

balance
of US$ 730.0 and the other conditions unchanged. The principal repurchased was extinct and derecognized as loans and financing on December 31,
2022.
In
September 2020, the Company’s wholly owned finance subsidiary Embraer Netherlands Finance B.V, issued US$ 750.0 in notes at 6.95% p.a., due on January 17, 2028. This operation is fully and unconditionally guaranteed by the Company. Embraer Netherlands Finance B.V is a wholly owned subsidiary of Embraer. The Company repurchased part of the outstanding securities in the amount of US$ 36.0, remaining the outstanding balance of US$ 714.0 and the other conditions unchanged. The principal repurchased was extinct and derecognized as loans and financing on December 31,
2022.

(ii)
It refers to financing contracts for working capital for exports totaling US$ 615.0, signed in 2020 with the National Bank for Economic and Social Development - BNDES and private banks (Banco do Brasil, Bradesco, Morgan Stanley, Natixis, and Santander). In 2021, US$ 303.0 was settled and in 2022 U$ 12.0 was settled.

In October 2022, Embraer, through its subsidiaries Embraer Aircraft Holding Inc. and Embraer Netherlands Finance B.V. obtained a revolving credit line of US$ 650.0 due in October 2025. This revolving credit line was made with 14 international financial institutions being guaranteed by the Company and some other subsidiaries of the Company, and loans under the Revolving Credit Line will accrue interest at a rate composed of the Term SOFR plus a margin of 1.50% or 1.85% per year, depending on the Company’s corporate rating. This credit line may be amended by October 2023 to include sustainability-related resources, which will provide
an
annual
margin adjustment applicable based on the Company’s performance in relation to certain sustainability goals.
In December 2022 Embraer signed a contract to finance working capital for exports totaling US$ 400.0 with BNDES, the loan has a maturity of 5 years.
On December 31, 2022, 2021 and 2020, the changes in loans and financing were as follows:

	12.31.2022	12.31.2021	12.31.2020

Opening balance	4,026.9	4,448.0	91.0
Principal addition	146.6	60.4	2,093.1
Interest addition	182.1	200.2	197.2
Principal payment	(961.8)	(478.2)	(1,061.8)
Interest payment	(183.7)	(207.4)	(173.2)
Foreign exchange	11.1	18.0	(6.5)
Liabilities held for sale	(18.0)	—	3,301.2
Business Combination	—	—	7.0
Transfer	—	(14.1)	—

Total	3,203.2	4,026.9	4,448.0

On December 31, 2022, 2021 and 2020, the changes in lease liabilities were as follows:

	12.31.2022	12.31.2021	12.31.2020
Opening balance	63.8	64.7	38.6

Additions	22.5	14.4	27.8
Additions - business combination	—	—	1.6
Disposals	(2.8)	(1.7)	(3.8)
Interest expense	4.2	3.0	2.8
Payments	(11.8)	(10.4)	(9.0)
Assets and liabilities held for sale	—	—	9.4
Translation adjustments	(4.9)	(6.2)	(2.7)

Total	71.0	63.8	64.7

Current portion	12.0	11.5	11.4
Non-current portion	59.0	52.3	53.3

As of December 31, 2022, the maturity schedules of the long-term financing were:

Year
2024	309.5
2025	954.8
2026	6.8
Thereafter 2026	1,623.6

2,894.7

20.1 Interest and guarantees
On December 31, 2022, loans denominated in U.S. dollars (98.7% of the total) are mainly subject to floating interest rates. The weighted average rate was 5.39% p.a. (5.16% p.a. on December 31, 2021).
On December 31, 2022, loans denominated in Reais (0.32% of the total) are subject to interest rate based on the Brazilian Long-term Interest Rate (“TJLP”) and CDI. The weighted average rate was 8.31% p.a. (5.24% p.a. on December 31, 2021).
On December 31, 2022, loans denominated in Euros (0.98% of the total) had a weighted average interest rate of 2.75% p.a. (0.29% on December 31, 2021).
Real estate, machinery, equipment, commercial pledges, and bank guarantees totaling US$ 470.8 as of December 31, 2022 (US$ 452.9 as of December 31, 2021) were provided as collateral for loans.
20.2 Restrictive clauses
Loans and financing contracts are subject to restrictive clauses, and includes restrictions on the creation of new liens on assets, significant changes in the Company’s share control, significant sale of assets and payment of dividends in excess the minimum required by law in cases of default in financing and in transactions with controlled companies.
As of December 31, 2022, the Company had one contract subject to restrictive clauses related to the liquidity indicator.